Cover	Apr. 15, 2022
Cover [Abstract]
Entity Registrant Name	MMEX RESOURCES CORPORATION
Entity Central Index Key	0001440799
Document Type	8-K
Amendment Flag	false
Entity Emerging Growth Company	false
Document Period End Date	Apr. 15, 2022
Entity Incorporation State Country Code	NV
Entity File Number	333-152608
Entity Tax Identification Number	26-1749145
Entity Address Address Line 1	3616 Far West Blvd.
Entity Address Address Line 2	117-321
Entity Address City Or Town	Austin
Entity Address State Or Province	TX
Entity Address Postal Zip Code	78731
City Area Code	855
Local Phone Number	880-0400
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false